Tri-Continental Corporation
First Quarter Report
March 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Tri-Continental Corporation, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 67.6%
Issuer	Shares	Value ($)
Communication Services 6.4%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	350,000	10,146,500
Comcast Corp., Class A	185,000	5,311,350
Verizon Communications, Inc.	200,000	10,040,000
Total		25,497,850
Interactive Media & Services 4.9%
Alphabet, Inc., Class A	218,106	62,718,561
Meta Platforms, Inc., Class A	54,061	30,929,920
Total		93,648,481
Media 0.2%
Versant Media Group, Inc.(a)	75,000	2,776,500
Total Communication Services		121,922,831
Consumer Discretionary 5.9%
Automobile Components 0.3%
Aptiv PLC(a)	84,825	5,890,248
Automobiles 0.6%
General Motors Co.	25,493	1,899,228
Tesla, Inc.(a)	24,600	9,145,050
Total		11,044,278
Broadline Retail 1.4%
Amazon.com, Inc.(a)	105,473	21,966,862
Macy’s, Inc.	285,000	5,155,650
Total		27,122,512
Hotels, Restaurants & Leisure 1.5%
Booking Holdings, Inc.	3,412	14,365,612
Darden Restaurants, Inc.	40,000	7,841,600
Expedia Group, Inc.	25,341	5,850,983
Total		28,058,195
Household Durables 0.1%
Newell Brands, Inc.	600,000	2,058,000
Specialty Retail 0.8%
Best Buy Co., Inc.	82,500	5,296,500
Ross Stores, Inc.	44,319	9,600,825
Total		14,897,325
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.2%
Ralph Lauren Corp.	24,143	8,304,951
Tapestry, Inc.	96,756	13,653,239
Total		21,958,190
Total Consumer Discretionary		111,028,748
Consumer Staples 3.9%
Beverages 0.8%
Molson Coors Beverage Co., Class B	104,012	4,478,757
PepsiCo, Inc.	65,000	10,093,850
Total		14,572,607
Consumer Staples Distribution & Retail 0.2%
Kroger Co. (The)	48,022	3,474,872
Food Products 0.5%
Conagra Brands, Inc.	86,237	1,355,645
Mondelez International, Inc., Class A	135,000	7,781,400
Total		9,137,045
Household Products 0.8%
Colgate-Palmolive Co.	22,253	1,896,623
Procter & Gamble Co. (The)	96,125	13,884,295
Total		15,780,918
Personal Care Products 0.2%
Kenvue, Inc.	285,000	4,913,400
Tobacco 1.4%
Altria Group, Inc.	284,207	18,754,820
Philip Morris International, Inc.	47,500	7,853,650
Total		26,608,470
Total Consumer Staples		74,487,312
Energy 3.8%
Oil, Gas & Consumable Fuels 3.8%
Chevron Corp.	165,114	34,162,087
Crescent Energy Co., Class A	235,000	3,172,500
Diamondback Energy, Inc.	27,500	5,439,225
EOG Resources, Inc.	67,500	9,758,475

Tri-Continental Corporation  | 2026

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Exxon Mobil Corp.	83,828	14,222,258
Valero Energy Corp.	21,145	5,224,507
Total		71,979,052
Total Energy		71,979,052
Financials 9.5%
Banks 2.6%
Citigroup, Inc.	146,491	16,613,544
JPMorgan Chase & Co.	26,000	7,648,160
M&T Bank Corp.	37,500	7,752,000
U.S. Bancorp	334,976	17,422,102
Total		49,435,806
Capital Markets 3.5%
Ares Capital Corp.	425,000	7,658,500
Bank of New York Mellon Corp. (The)	125,045	14,834,088
Blackrock, Inc.	11,270	10,838,472
Blackstone Secured Lending Fund	225,000	5,330,250
Charles Schwab Corp. (The)	82,774	7,779,101
CME Group, Inc.	5,810	1,715,984
Morgan Stanley	62,500	10,285,625
S&P Global, Inc.	17,710	7,532,771
Total		65,974,791
Consumer Finance 0.7%
Synchrony Financial	182,262	12,397,461
Financial Services 0.9%
Clovis Liquidation Trust(a),(b),(c)	9,371,357	93,714
MasterCard, Inc., Class A	35,572	17,773,905
Total		17,867,619
Insurance 1.3%
Allstate Corp. (The)	77,239	16,014,734
MetLife, Inc.	112,500	7,956,000
Total		23,970,734
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Starwood Property Trust, Inc.	550,000	9,471,000
Total Financials		179,117,411
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 7.8%
Biotechnology 1.9%
AbbVie, Inc.	66,617	14,488,531
Amgen, Inc.	33,588	11,817,938
Argenx SE, ADR(a)	1,277	932,529
BioMarin Pharmaceutical, Inc.(a)	20,123	1,136,748
Insmed, Inc.(a)	9,623	1,573,553
Regeneron Pharmaceuticals, Inc.	3,309	2,556,666
Vertex Pharmaceuticals, Inc.(a)	8,484	3,788,446
Total		36,294,411
Health Care Equipment & Supplies 0.3%
Medtronic PLC	60,000	5,199,000
Health Care Providers & Services 1.4%
Centene Corp.(a)	41,800	1,368,532
CVS Health Corp.	198,062	14,224,813
McKesson Corp.	13,629	11,793,991
Total		27,387,336
Life Sciences Tools & Services 0.6%
Charles River Laboratories International, Inc.(a)	62,304	10,747,440
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	503,402	30,531,331
Merck & Co., Inc.	85,000	10,224,650
Pfizer, Inc.	529,123	14,857,774
Viatris, Inc.	897,293	12,122,429
Total		67,736,184
Total Health Care		147,364,371
Industrials 5.5%
Aerospace & Defense 1.6%
General Dynamics Corp.	48,935	16,795,471
Lockheed Martin Corp.	14,200	8,582,338
RTX Corp.	26,500	5,111,850
Total		30,489,659
Air Freight & Logistics 0.5%
FedEx Corp.	11,237	4,002,394
United Parcel Service, Inc., Class B	50,000	4,919,000
Total		8,921,394
Tri-Continental Corporation  | 2026

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.1%
EMCOR Group, Inc.	2,270	1,675,964
Electrical Equipment 0.1%
Rockwell Automation, Inc.	5,395	1,936,157
Ground Transportation 0.4%
Uber Technologies, Inc.(a)	33,200	2,388,076
Union Pacific Corp.	20,000	4,852,400
Total		7,240,476
Machinery 1.8%
Nordson Corp.	11,265	2,997,166
Pentair PLC	145,115	12,640,968
Snap-On, Inc.	35,324	12,830,383
Stanley Black & Decker, Inc.	75,000	5,329,500
Total		33,798,017
Passenger Airlines 0.5%
Delta Air Lines, Inc.	160,504	10,670,306
Professional Services 0.5%
Automatic Data Processing, Inc.	22,047	4,479,509
Broadridge Financial Solutions, Inc.	35,874	5,828,808
Total		10,308,317
Total Industrials		105,040,290
Information Technology 18.0%
Communications Equipment 1.8%
Arista Networks, Inc.(a)	114,930	14,111,105
Cisco Systems, Inc.	251,908	19,545,542
Total		33,656,647
Electronic Equipment, Instruments & Components 1.3%
Corning, Inc.	52,500	7,138,425
Keysight Technologies, Inc.(a)	51,640	14,581,587
TE Connectivity PLC	17,539	3,666,001
Total		25,386,013
IT Services 0.3%
International Business Machines Corp.	20,000	4,847,800
Semiconductors & Semiconductor Equipment 7.2%
Broadcom, Inc.	45,126	13,966,948
KLA Corp.	3,124	4,599,809
Lam Research Corp.	16,205	3,462,360
Common Stocks (continued)
Issuer	Shares	Value ($)
Micron Technology, Inc.	18,774	6,342,608
NVIDIA Corp.	487,292	84,983,725
QUALCOMM, Inc.	53,135	6,842,725
Teradyne, Inc.	19,762	5,858,643
Texas Instruments, Inc.	52,500	10,192,350
Total		136,249,168
Software 4.1%
Adobe, Inc.(a)	49,662	12,071,839
Autodesk, Inc.(a)	5,336	1,277,439
Microsoft Corp.	111,637	41,324,668
Palantir Technologies, Inc., Class A(a)	83,815	12,260,458
Salesforce, Inc.	48,453	9,044,722
ServiceNow, Inc.(a)	15,835	1,655,549
Total		77,634,675
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.(d)	225,673	57,273,551
HP, Inc.	300,000	5,763,000
Total		63,036,551
Total Information Technology		340,810,854
Materials 2.1%
Chemicals 1.4%
CF Industries Holdings, Inc.	127,019	16,492,147
LyondellBasell Industries NV, Class A	65,000	5,236,400
Nutrien Ltd.	62,500	4,716,250
Total		26,444,797
Containers & Packaging 0.3%
International Paper Co.	135,000	4,819,500
Metals & Mining 0.4%
Newmont Corp.	75,253	8,146,137
Total Materials		39,410,434
Real Estate 2.2%
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc.	81,755	1,566,426
Industrial REITs 0.3%
Prologis, Inc.	40,000	5,287,200
Office REITs 0.2%
BXP, Inc.	100,000	5,190,000

Tri-Continental Corporation  | 2026

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.3%
Invitation Homes, Inc.	210,000	5,218,500
Retail REITs 0.3%
Realty Income Corp.	85,000	5,200,300
Specialized REITs 1.0%
Equinix, Inc.	10,492	10,284,678
SBA Communications Corp.	21,524	3,704,496
VICI Properties, Inc.	185,000	5,054,200
Total		19,043,374
Total Real Estate		41,505,800
Utilities 2.5%
Electric Utilities 1.9%
Duke Energy Corp.	40,000	5,237,600
Edison International	75,877	5,552,679
Entergy Corp.	45,000	5,056,200
Exelon Corp.	127,259	6,238,236
FirstEnergy Corp.	102,500	5,192,650
PG&E Corp.	539,723	9,482,933
Total		36,760,298
Gas Utilities 0.3%
UGI Corp.	150,000	5,463,000
Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The)	341,716	4,814,779
Total Utilities		47,038,077
Total Common Stocks (Cost $888,274,295)		1,279,705,180

Convertible Bonds 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
Rivian Automotive, Inc.
03/15/2029	4.625%	4,000,000	4,280,000
Brokerage/Asset Managers/Exchanges 0.5%
Galaxy Digital Holdings LP(e)
05/01/2031	0.500%	7,000,000	4,964,480
WisdomTree, Inc.(e)
08/15/2030	4.625%	5,000,000	5,435,000
Total			10,399,480
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.3%
BlackSky Technology, Inc.(e)
08/01/2033	8.250%	4,000,000	4,875,357
Consumer Products 0.2%
LCI Industries
03/01/2030	3.000%	3,700,000	4,460,397
Diversified Manufacturing 0.3%
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	4,500,000	5,190,300
Electric 1.0%
PG&E Corp.
12/01/2027	4.250%	5,000,000	5,177,379
PPL Capital Funding, Inc.(e)
12/01/2030	3.000%	5,000,000	5,220,000
WEC Energy Group, Inc.
06/01/2029	4.375%	6,300,000	7,793,100
Total			18,190,479
Finance Companies 0.3%
Hercules Capital, Inc.(e)
09/01/2028	4.750%	5,100,000	4,926,600
Health Care 0.3%
Oscar Health, Inc.(e)
09/01/2030	2.250%	5,700,000	5,140,830
Healthcare REIT 0.2%
Welltower OP LLC(e)
07/15/2029	3.125%	3,000,000	4,748,394
Leisure 0.3%
Live Nation Entertainment, Inc.
01/15/2030	2.875%	4,800,000	5,172,000
Metals and Mining 0.1%
Caledonia Mining Corp. PLC(e)
01/15/2033	5.875%	2,700,000	2,565,000
Oil Field Services 0.2%
Crescent Energy Co.(e)
03/15/2031	2.750%	2,700,000	3,099,600
Other Financial Institutions 0.3%
MARA Holdings, Inc.(f)
06/01/2031	0.000%	7,000,000	6,415,500
Tri-Continental Corporation  | 2026

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2026 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.0%
Farfetch Ltd.(g)
05/01/2027	0.000%	5,300,000	19,875
Technology 1.9%
Eos Energy Enterprises, Inc.(e)
12/01/2031	1.750%	8,000,000	4,700,000
Nebius Group NV(e)
09/15/2032	2.750%	6,500,000	6,786,000
03/15/2033	2.625%	6,000,000	5,592,600
Plug Power, Inc.(e)
12/01/2033	6.750%	2,400,000	2,696,658
Progress Software Corp.
03/01/2030	3.500%	5,800,000	5,163,359
Strategy, Inc.(f)
03/01/2030	0.000%	6,000,000	5,236,754
Super Micro Computer, Inc.
03/01/2029	3.500%	6,200,000	4,943,620
Total			35,118,991
Transportation Services 0.2%
Hertz Corp. (The)(e)
10/01/2030	5.500%	7,300,000	4,368,635
Wireless 0.3%
AST SpaceMobile, Inc.(e)
01/15/2036	2.000%	500,000	527,500
04/15/2036	2.250%	5,000,000	4,810,000
Total			5,337,500
Total Convertible Bonds (Cost $130,496,702)			124,308,938

Convertible Preferred Stocks 6.4%
Issuer		Shares	Value ($)
Consumer Discretionary 0.2%
Household Durables 0.2%
Whirlpool Corp.	8.500%	120,000	4,914,000
Total Consumer Discretionary			4,914,000
Financials 1.2%
Banks 0.5%
Bank of America Corp.(h)	7.250%	8,500	10,120,185
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Capital Markets 0.7%
Ares Management Corp.	6.750%	110,000	4,065,600
KKR & Co., Inc.	6.250%	235,000	9,425,850
Total			13,491,450
Total Financials			23,611,635
Health Care 0.6%
Health Care Providers & Services 0.3%
BrightSpring Health Services, Inc.	6.750%	37,500	5,340,012
Life Sciences Tools & Services 0.3%
Bruker Corp.	6.375%	18,500	5,333,365
Total Health Care			10,673,377
Industrials 1.3%
Aerospace & Defense 0.9%
Boeing Co. (The)	6.000%	165,000	10,710,150
VSE Corp.	5.750%	110,000	5,481,300
Total			16,191,450
Trading Companies & Distributors 0.4%
QXO, Inc.	5.500%	145,000	8,001,916
Total Industrials			24,193,366
Information Technology 1.6%
Semiconductors & Semiconductor Equipment 0.5%
Microchip Technology, Inc.	7.500%	175,000	9,969,750
Software 0.6%
Oracle Corp.	6.500%	235,000	10,802,950
Technology Hardware, Storage & Peripherals 0.5%
Hewlett Packard Enterprise Co.	7.625%	145,000	9,447,694
Total Information Technology			30,220,394
Materials 0.3%
Chemicals 0.3%
Albemarle Corp.	7.250%	72,500	5,187,306
Total Materials			5,187,306

Tri-Continental Corporation  | 2026

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2026 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 1.2%
Electric Utilities 1.2%
NextEra Energy, Inc.	7.299%	140,000	7,902,722
PG&E Corp.	6.000%	130,000	5,620,206
Southern Co. (The)	7.125%	190,000	9,816,530
Total			23,339,458
Total Utilities			23,339,458
Total Convertible Preferred Stocks (Cost $117,122,339)			122,139,536

Corporate Bonds & Notes 20.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Boeing Co. (The)
05/01/2054	6.858%	4,500,000	4,950,949
United Technologies Corp.
06/01/2042	4.500%	5,200,000	4,614,616
Total			9,565,565
Airlines 0.2%
American Airlines, Inc.(e)
02/15/2028	7.250%	4,700,000	4,730,378
Apartment REIT 0.3%
Invitation Homes Operating Partnership LP
02/01/2035	4.875%	5,000,000	4,773,368
Automotive 0.8%
American Axle & Manufacturing, Inc.(e)
10/15/2033	7.750%	5,300,000	5,160,403
Nissan Motor Co., Ltd.(e)
07/17/2030	7.500%	4,500,000	4,535,242
Rivian Holdings/Automotive LLC(e)
01/15/2031	10.000%	5,500,000	5,333,043
Total			15,028,688
Banking 1.0%
Citigroup, Inc.(i)
Subordinated
09/19/2039	5.411%	5,000,000	4,895,338
JPMorgan Chase & Co.(h),(i)
	6.500%	4,700,000	4,820,910
JPMorgan Chase & Co.(i)
04/22/2052	3.328%	7,000,000	4,751,349
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(i)
03/13/2047	5.900%	5,200,000	5,177,506
Total			19,645,103
Building Materials 0.3%
Stanley Black & Decker, Inc.
11/15/2048	4.850%	6,000,000	5,031,567
Cable and Satellite 0.1%
Telesat Canada/LLC(e)
10/15/2027	6.500%	5,286,000	2,464,749
Chemicals 0.9%
INEOS Finance PLC(e)
04/15/2029	7.500%	5,700,000	5,531,018
Innophos Holdings, Inc.(e)
06/15/2029	11.500%	5,500,000	4,578,448
Olympus Water US Holding Corp.(e)
10/01/2029	6.250%	7,500,000	7,114,998
Total			17,224,464
Construction Machinery 0.0%
Vortex Opco LLC.(e),(g)
04/30/2030	0.000%	4,876,632	72,703
Consumer Products 0.7%
Mattel, Inc.(e)
04/01/2029	3.750%	3,000,000	2,902,593
Mattel, Inc.
10/01/2040	6.200%	1,430,000	1,394,008
11/01/2041	5.450%	745,000	676,007
Newell Brands, Inc.(i)
04/01/2036	7.375%	3,200,000	2,946,155
Newell Brands, Inc.
04/01/2046	7.000%	5,000,000	4,010,213
SWF Escrow Issuer Corp.(e)
10/01/2029	6.500%	7,500,000	1,485,003
Total			13,413,979
Electric 2.3%
Duke Energy Corp.(i)
09/01/2054	6.450%	4,900,000	5,049,978
Entergy Corp.(i)
12/01/2054	7.125%	4,700,000	4,811,418
Entergy Louisiana LLC
03/15/2055	5.800%	5,500,000	5,399,576
FirstEnergy Corp.
03/01/2050	3.400%	15,000,000	10,021,634
Tri-Continental Corporation  | 2026

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
07/01/2050	4.950%	6,000,000	4,983,810
Southern Co. (The)(i)
04/01/2058	6.000%	5,400,000	5,425,420
Wisconsin Electric Power Co.
10/01/2054	5.050%	8,200,000	7,358,942
Total			43,050,778
Food and Beverage 0.7%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(e)
04/01/2029	6.250%	7,000,000	7,012,567
United Natural Foods, Inc.(e)
10/15/2028	6.750%	5,530,000	5,533,598
Total			12,546,165
Gaming 0.4%
Scientific Games Holdings LP/US FinCo, Inc.(e)
03/01/2030	6.625%	9,500,000	8,211,963
Health Care 1.2%
Acadia Healthcare Co., Inc.(e)
04/15/2029	5.000%	5,200,000	5,066,740
03/15/2033	7.375%	2,700,000	2,769,002
CVS Health Corp.(i)
03/10/2055	7.000%	4,500,000	4,631,219
Quotient Ltd.(b),(c),(e),(j)
04/15/2030	12.000%	3,607,015	3,498,804
Star Parent, Inc.(e)
10/01/2030	9.000%	6,800,000	7,063,997
Total			23,029,762
Independent Energy 1.3%
Hilcorp Energy I LP/Finance Co.(e)
04/15/2030	6.000%	10,500,000	10,213,285
Occidental Petroleum Corp.
07/15/2044	4.500%	9,340,000	7,284,472
04/15/2046	4.400%	9,600,000	7,583,209
Total			25,080,966
Life Insurance 0.3%
MetLife, Inc.
07/15/2052	5.000%	5,500,000	4,857,591
Media and Entertainment 1.5%
Clear Channel Outdoor Holdings, Inc.(e)
04/15/2028	7.750%	9,800,000	9,851,162
Deluxe Corp.(e)
06/01/2029	8.000%	5,000,000	5,037,785
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lions Gate Capital Holdings LLC(e)
04/15/2029	5.500%	11,500,000	9,372,499
Mav Acquisition Corp.(e)
08/01/2029	8.000%	5,000,000	4,993,017
Total			29,254,463
Midstream 0.3%
AmeriGas Partners LP/Finance Corp.(e)
06/01/2030	9.500%	4,700,000	4,980,701
Oil Field Services 0.4%
Nabors Industries, Inc.(e)
08/15/2031	8.875%	5,000,000	5,213,617
Transocean Aquila Ltd.(e)
09/30/2028	8.000%	3,200,000	3,272,606
Total			8,486,223
Other Financial Institutions —%
WeWork Companies US LLC(b),(c),(e)
08/15/2027	0.000%	4,500,000	0
Other REIT 0.3%
Prologis LP
03/15/2054	5.250%	5,700,000	5,310,093
Packaging 0.4%
Mauser Packaging Solutions Holding Co.(e)
04/15/2030	9.250%	9,000,000	8,354,147
Pharmaceuticals 0.8%
1261229 BC Ltd.(e)
04/15/2032	10.000%	4,800,000	4,885,578
AbbVie, Inc.
03/15/2055	5.600%	5,400,000	5,303,214
Organon & Co./Foreign Debt Co-Issuer BV(e)
05/15/2034	7.875%	3,600,000	2,962,352
Organon Finance 1 LLC(e)
04/30/2031	5.125%	1,600,000	1,305,999
Total			14,457,143
Railroads 0.3%
Union Pacific Corp.
02/20/2035	5.100%	4,900,000	4,990,372
Restaurants 0.5%
Fertitta Entertainment LLC/Finance Co., Inc.(e)
01/15/2030	6.750%	10,500,000	9,810,003
Retailers 0.3%
Michaels Cos., Inc. (The)(e)
03/15/2034	11.000%	5,700,000	5,316,917

Tri-Continental Corporation  | 2026

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.4%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(e)
03/31/2031	5.500%	3,100,000	3,066,276
Safeway, Inc.
02/01/2031	7.250%	4,200,000	4,375,086
Total			7,441,362
Technology 3.6%
APLD ComputeCo LLC(e)
12/15/2030	9.250%	7,500,000	7,727,995
Broadcom, Inc.
02/15/2041	3.500%	6,200,000	4,954,593
Cloud Software Group, Inc.(e)
09/30/2029	9.000%	5,200,000	5,016,818
CoreWeave, Inc.(e)
06/01/2030	9.250%	8,000,000	7,780,659
Hewlett Packard Enterprise Co.
10/15/2054	5.600%	5,700,000	5,100,823
International Business Machines Corp.
02/06/2053	5.100%	6,000,000	5,222,311
Minerva Merger Sub, Inc.(e)
02/15/2030	6.500%	5,500,000	5,137,628
Neptune Bidco US, Inc.(e)
04/15/2029	9.290%	7,254,000	7,280,818
Oracle Corp.
02/04/2046	6.550%	8,000,000	7,469,043
Picard Midco, Inc.(e)
03/31/2029	6.500%	5,200,000	5,060,009
Rocket Software, Inc.(e)
02/15/2029	6.500%	9,000,000	8,103,277
Total			68,853,974
Transportation Services 0.3%
Hertz Corp. (The)(e)
07/15/2029	12.625%	5,500,000	4,824,915
Total Corporate Bonds & Notes (Cost $400,922,182)			380,808,102

Preferred Debt 0.3%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.3%
Citigroup Capital XIII(i)
10/30/2040	10.299%	165,000	4,842,750
Total Preferred Debt (Cost $4,356,642)			4,842,750

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Utilities 0.1%
Electric Utilities 0.1%
PPL Corp.	7.000%	55,000	2,806,650
Total Utilities			2,806,650
Total Preferred Stocks (Cost $2,755,325)			2,806,650

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c) 10/13/2026	39,425	0
Quotient Ltd.(a),(b),(c) 07/06/2027	181,609	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(k),(l)	6,950,026	6,947,246
Total Money Market Funds (Cost $6,946,664)		6,947,246
Total Investments in Securities (Cost: $1,550,874,149)		1,921,558,402
Other Assets & Liabilities, Net		(27,649,001)
Net Assets		1,893,909,401
Tri-Continental Corporation  | 2026

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2026 (Unaudited)
At March 31, 2026, securities and/or cash totaling $3,115,018 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	19	06/2026	USD	6,242,213	—	(148,390)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2026, the total value of these securities amounted to $3,592,518, which represents 0.19% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $293,089,966, which represents 15.48% of total net assets.

(f)	Zero coupon bond.
(g)	Represents a security in default.
(h)	Perpetual security with no specified maturity date.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(l)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	15,324,308	95,434,835	(103,810,941)	(956)	6,947,246	(1,866)	219,953	6,950,026
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent shareholder report.

Tri-Continental Corporation  | 2026

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1QT240_(05/26)